Translation of GPS Inc.'s Historical Financial Statements to U.S. Dollars	3 Months Ended
Mar. 31, 2012
NotesToFinancialStatementsTranslationOfHistoricalFinancialStatements
Translation of GPS Inc.'s Historical Financial Statements to U.S. Dollars
3.      TRANSLATION OF GPS INC.'S HISTORICAL FINANCIAL STATEMENTS TO U.S. DOLLARS

      The unaudited pro-forma condensed combined financial statements are presented in U.S. dollars, and accordingly, financial information of GPS Inc. used to prepare the unaudited pro forma condensed combined financial statements was translated from Canadian dollars (C$) to U.S. dollars ($) using the following exchange rates:

Balance sheet as of March 31, 2012	Closing Rate	C$1 = US$1.0027
Statement of operations for the year ended December 31, 2011	Average Rate	C$1 = US$1.0115
Statement of operations for the three months ended March 31, 2012	Average Rate	C$1 = US$0.9977